Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Property, Plant and Equipment, Estimated Useful Lives
The estimated useful lives of the Company’s property, plant and equipment are as follows:

Useful lives (years)
Buildings	8 ~ 40
Structures	5 ~ 50
Machinery	2 ~ 32
Vehicles	3 ~ 8
Loaded heavy water	30
Asset retirement costs	18, 30, 40, 60
Right-of-use assets	1 ~ 65
Ships	9
Others	4 ~ 15

Summary of Intangible Assets, Estimated Useful Lives
The estimated useful lives and amortization methods of the Company’s intangible assets are as follows:

	Useful lives (years)	Amortization methods
Usage rights for donated assets	10 ~ 30	Straight line
Software	4, 5	Straight line
Industrial rights	5 ~ 10	Straight line
Development expenditures	5	Straight line
Leasehold rights	8 ~ 10	Straight line
Others	3 ~ 50 or indefinite	Straight line
Mining rights	—	Unit of production

Summary of Classification and Measurement of Financial Assets	The Company assesses the hybrid financial instrument in which derivatives embedded as a whole for classification.

Cash flow characteristics
Business model	Solely payments of principal and interest (SPPI)	Other than SPPI
To collect contractual cash flows	Amortized cost	FVTPL (*2)
Both collecting contractual cash flows and selling financial assets	FVOCI (*1)
To sell financial assets	FVTPL

(*1)	To eliminate or reduce an accounting mismatch, the Company may elect to recognize the amount of change in fair value in profit or loss.

(*2)	On initial recognition of an equity investment that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in OCI.